ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES

9. ACCRUED EXPENSES

The following table sets forth the composition of accrued expenses as of September 30, 2022 and December 31, 2021 (in thousands):

		December 31,
	September 30, 2022	2021
Research and development	$1,242	$1,841
Payroll-related expenses	2,043	2,967
Restructuring charge related	6,365	1,497
Professional fees	381	597
Legal expenses, including preliminary litigation settlement	23,720	1,344
Other	49	9
Total Accrued Expenses	$33,800	$8,255

9.  ACCRUED EXPENSES

The following table sets forth the composition of accrued expenses as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Research and development	$1,841	$1,372
Payroll-related expenses	2,967	1,892
Restructuring charge related	1,497	—
Professional fees	1,941	684
Other	9	25
Total Accrued Expenses	$8,255	$3,973